Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($) Segment		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2012 Steel segment [Member] Segment	Dec. 31, 2012 Mining segment [Member] Segment	Dec. 31, 2012 Power [Member] Segment	Dec. 31, 2012 Ferroalloy segment [Member] Segment	Dec. 31, 2012 Cross Currency Swap [Member] USD ($)	Dec. 31, 2011 Cross Currency Swap [Member] USD ($)	Dec. 31, 2010 Cross Currency Swap [Member] USD ($)	Dec. 31, 2012 Cross Currency Option [Member] USD ($)	Dec. 31, 2011 Cross Currency Option [Member] USD ($)	Dec. 31, 2010 Cross Currency Option [Member] USD ($)	Dec. 31, 2012 Minimum [Member] RUB	Dec. 31, 2011 Minimum [Member] RUB	Dec. 31, 2010 Minimum [Member] RUB	Dec. 31, 2012 Maximum [Member]
Accounting Policies [Line Items]
Goodwill impairment	$ 368,919,000					$ 0
Property plant equipment, description	In the reporting periods ending before January 1, 2009,for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of non-controlling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009
Repair and maintenance costs	104,427,000		111,875,000		68,950,000
Decrease in depletion expense	5,272,000		17,323,000
Increase in income from continuing operations, net of taxes	4,218,000		13,858,000
Increase decrease in common share	$ 0.00001		$ 0.00003
Intangible assets with determinable useful lives																	2 years			16 years
Number of reporting units by segments							9	5	3	2
Credit Terms, Standard, in days																	30 days			60 days
Credit Terms, Related Party Customers, in days																	30 days			180 days
Maturity period of cash and cash equivalent	three months or less
Russian pension fund contribution rate	22.00%		26.00%		20.00%
Obligatory medical insurance fund contribution rate	5.10%		5.10%		3.10%
Social insurance fund contribution rate					2.90%
Annual gross salary	16,900		15,800		13,600												512,000	463,000	415,000
Percentage of annual gross salary	10.00%		0.00%		0.00%
Contributions to Russian pension Fund	177,884,000		211,732,000		134,579,000
Contributions to pension plans under UMWA (The BCG Companies)	3,898,000		3,900,000		4,238,000
Shipping, Handling and Transportation Costs	1,186,703,000		1,117,065,000		918,231,000
Unrecognized tax benefits	20,202,000	[1]	2,190,000	[1]
Unrecognized tax benefits, income tax penalties and interest accrued	3,499,000		438,000
Number of business segments	4
Gain (loss) related to the change in the fair value of derivative instruments	20,276,000										6,527,000	(20,784,000)	0	20,276,000	0	0
Foreign currency forward and options contracts outstanding	$ 0		$ 0

[1]	See Note 19